Provisions - Schedule of maturity of estimated benefits payments (Details) - Spain € in Millions	Dec. 31, 2024 EUR (€)
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 446
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	393
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	332
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	277
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	227
2030 to 2034
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 726